Note 9 - Subsequent Events	12 Months Ended
Dec. 31, 2021
Notes to Financial Statements
Subsequent Events [Text Block]
9.	Subsequent Events

Business Combination with Sky

As described in Note 1, the Company completed the business combination with Sky on January 25, 2022, following stockholder approval. Prior to the completion of the business combination, the Company entered into subscription agreements with BOC YAC, LLC, a subsidiary of Boston Omaha Corporation, pursuant to which the Company issued 4,500,000 shares of Class A common stock at $10 per share, for gross proceeds to the Company of $45,000,000, immediately prior to the completion of the business combination.

Following this transaction, Sky became a consolidated subsidiary of the Company, which was renamed Sky Harbour Group Corporation, shares of which listed for trading on the New York Stock Exchange under the symbol “SKYH” on January 25, 2022.  The Company’s financial statement presentation to be included in quarterly and annual filings with the SEC on Forms 10-Q and 10-K with respect to periods subsequent to the business combination with Sky will include the consolidated financial statements of Sky and its subsidiaries for periods prior to the completion of the Business Combination and of the Company for periods from and after the Business Combination.

The Company paid the deferred underwriting discount totaling $4,759,615 or 3.50% of the gross offering proceeds of the Public Offering which was accrued as of December 31, 2021, to the underwriter on January 25, 2022 upon the Company’s consummation of the business combination with Sky.

Also in connection with the closing of the business combination on January 25, 2022, the Company repaid the outstanding note payable to Sponsor of $1,000,000 in full.

OPF Lease Transaction

The Company’s ground lease at OPF was entered into in May 2019 through its wholly owned subsidiary, Sky Harbour Opa Locka Airport LLC (“SHOLA”), with AA Acquisitions LLC (“AA”), the master ground lessee of Miami Dade County (“MDC”), the ultimate landowner. On March 2, 2022, the Company, through a wholly-owned subsidiary outside the Obligated Group, entered into an agreement for the Company to purchase AA’s underlying ground lease for approximately $8.5 million and lease the OPF property directly from MDC. The transaction will also require the Company to pay approximately $1.0 million in transfer fees to MDC and is expected to close in early April 2022.  After such closing, SHOLA will continue to be obligated under the existing sublease but to an affiliate within the Company. The transaction would extend the term of the lease at OPF for the Company for an additional 10 years.